Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Liabilities that are Measured at Fair Value

The following table presents information about the Company’s liabilities that are measured at fair value on September 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$74,200	—	—	$74,200
	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$31,800	—	—	$31,800

Schedule of Change in Fair Value of Warrant Liabilities

The table below shows the change in fair value of warrant liabilities as of September 30, 2023:

	Private Warrants	Total
Fair value at January 1, 2023	$31,800	$31,800
Change in fair value	42,400	42,400
Fair value as of September 30, 2023	$74,200	$74,200
The table below shows the change in fair value of warrant liabilities as of December 31, 2022:
	Private Warrants	Total
Fair value at January 1, 2022	$—	$—
Initial recognition	587,717	587,717
Change in fair value	(555,917)	(555,917)
Fair value as of December 31, 2022	$31,800	$31,800

Schedule of Inputs into the Black-Scholes Model

The key inputs into the Black-Scholes model were as follows at their measurement date:

	September 30, 2023	April 4, 2022 (initial measurement)
Exercise Price	$11.50	$11.50
Underlying share price	$10.67	$8.08
Expected Volatility	5.24%	25.62%
Warrant life (years)	5.0	5.0
Risk-free rate	4.60%	2.42%
The key inputs into the Black-Scholes model were as follows at their measurement date:
	December 31, 2022	April 4, 2022 (initial measurement)
Exercise Price	$11.50	$11.50
Underlying share price	$10.06	$8.08
Expected Volatility	2.97%	25.62%
Warrant life (years)	5.0	5.0
Risk-free rate	3.99%	2.42%

Schedule of Fair Value of the Convertible Promissory Note	The binomial tree model was used for the underlying warrants based on the following key assumptions which were unchanged as of March 31, 2023.
	March 30, 2023 Convertible Note 2	March 22, 2023 Convertible Note 1
Strike Price	$10.00	$10.00
Spot Price	$10.28	$10.26
Time to maturity	0.68	0.70
Business combination success rate	9%	9%
Expected Volatility	5.0%	5.0%
Expected dividend rate	0%	0%
Risk-free rate	4.8%	4.7%

Schedule of Changes in the Fair Value of the Level 3 Convertible Promissory Note

The following table presents the changes in the fair value of the Level 3 Convertible Notes:

Fair value as of January 1, 2023	$—
Proceeds received through Convertible Note 1 on March 22, 2023	150,000
Proceeds received through Convertible Note 2 on March 30, 2023	360,000
Change in valuation inputs or other assumptions	(462,670)
Fair value as of March 31, 2023	$47,330

Schedule of Liabilities that are Measured at Fair Value	The following table presents information about the Company’s liabilities that are measured at fair value on December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$31,800	—	—	$31,800
	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability	$—	—	—	$—